Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Number of Common Shares
Number of common shares

	Six months ended June 30
	2021	2020
Common shares, beginning of period	597,142,219	524,223,323
Public offering	16,789,922	8,664,563
Dividend reinvestment plan	2,926,494	1,911,697
Exercise of share-based awards (b)	679,834	1,344,375
Conversion of convertible debentures	1,886	1,509
Common shares, end of period	617,540,355	536,145,467

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

2021
Risk-free interest rate	1.1%
Expected volatility	23%
Expected dividend yield	4.1%
Expected life	5.50 years
Weighted average grant date fair value per option	$2.46